UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202

 (Name and address of agent for service)

(414) 765-5346

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	COMMON STOCKS - 95.9%
	Administrative and Support and Waste Management and Remediation Services - 0.8%
73,850	Angie's List, Inc. (a)	$480,764
	Construction - 2.2%
14,110	Lennar Corporation	650,471
380	NVR, Inc. (a)+	676,529
		1,327,000
	Finance and Insurance - 12.9%
5,964	Aetna, Inc. +	728,383
9,182	Berkshire Hathaway, Inc. (a)	1,329,462
5,252	Cigna Corporation	672,203
3,569	Credit Acceptance Corporation (a)+	660,551
3,886	Humana, Inc.	699,014
16,149	Interactive Brokers Group, Inc.	571,675
18,399	Lazard, Ltd.	547,922
7,905	Medtronic plc	685,917
8,117	Visa, Inc.	602,038
34,963	Western Union Company +	670,590
5,046	Willis Towers Watson plc +	627,268
		7,795,023
	Health Care and Social Assistance - 3.2%
8,326	HCA Holdings, Inc. (a)	641,185
5,030	Laboratory Corporation of America Holdings (a)	655,258
4,778	Universal Health Services, Inc.	640,730
		1,937,173
	Information - 17.9%
2,632	Alphabet, Inc. (a)	1,851,691
11,410	Autodesk, Inc. (a)	617,737
27,734	Facebook, Inc. (a)	3,169,441
34,999	GTT Communications, Inc. (a)	646,782
50,690	Microsoft Corporation +	2,593,807
20,274	Qlik Technologies, Inc. (a)	599,705
15,015	Viacom, Inc.	622,672
37,704	Web.com Group, Inc. (a)	685,459
		10,787,294
	Manufacturing - 32.4%
6,476	ABIOMED, Inc. (a)	707,762
5,108	Anheuser-Busch Inbev SA - ADR	672,621
19,612	Apple, Inc.	1,874,907
44,488	AtriCure, Inc. (a)	628,615
15,639	Baxter International, Inc.	707,196
6,071	Celgene Corporation (a)	598,783
4,079	Constellation Brands, Inc.	674,667
8,553	Eagle Materials, Inc.	659,864
8,596	Eli Lilly & Company	676,935
4,502	General Dynamics Corporation	626,859
7,522	Gilead Sciences, Inc.	627,485
23,294	Goodyear Tire & Rubber Company	597,724
79,241	Horizon Pharma plc (a)	1,305,099
1,012	Intuitive Surgical, Inc. (a)	669,347
23,169	Johnson & Johnson	2,810,400
15,405	Johnson Controls, Inc.	681,825
7,357	NXP Semiconductors NV (a)	576,347
18,655	Pfizer, Inc.	656,843
14,466	Sealed Air Corporation	665,002
2,213	Sherwin-Williams Company +	649,892
1	Shire plc - ADR	122
27,961	Spirit AeroSystems Holdings, Inc. (a)	1,202,323
2,534	TransDigm Group, Inc. (a)	668,190
5,240	Zimmer Biomet Holdings, Inc.	630,791
		19,569,599
	Mining, Quarrying, and Oil and Gas Extraction - 2.0%
4,014	Pioneer Natural Resources Company	606,957
21,204	Sasol, Ltd. - ADR	575,053
		1,182,010
	Professional, Scientific, and Technical Services - 8.4%
4,122	Amgen, Inc.	627,162
13,164	Cimpress NV (a)	1,217,407
7,632	Incyte Corporation (a)	610,407
24,017	Sabre Corporation	643,416
32,332	WaVe Life Sciences, Ltd. (a)+	668,949
34,804	Yahoo!, Inc. (a)	1,307,238
		5,074,579

	Real Estate and Rental and Leasing - 1.3%
72,856	Hertz Global Holdings, Inc. (a)	806,516
	Retail Trade - 9.7%
3,723	Amazon.com, Inc. (a)	2,664,253
4,980	Home Depot, Inc.	635,896
12,566	Ross Stores, Inc.	712,367
13,230	Signet Jewelers, Ltd. +	1,090,284
8,768	Walgreens Boots Alliance, Inc. +	730,112
		5,832,912
	Transportation and Warehousing - 4.0%
6,030	Expedia, Inc.	640,989
43,551	United Continental Holdings, Inc. (a)	1,787,333
		2,428,322
	Wholesale Trade - 1.1%
7,928	Procter & Gamble Company	671,264
	TOTAL COMMON STOCKS (Cost $60,000,896)	57,892,456

	REAL ESTATE INVESTMENT TRUSTS - 3.6%
	Finance and Insurance - 3.6%
9,949	Simon Property Group, Inc. +	2,157,938
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,856,276)	2,157,938

	SHORT-TERM INVESTMENTS - 7.8%
321,305	Invesco Short Term Investment Trust - Liquid Asset Portfolio, Institutional Class, 0.27%*	321,305
4,355,164	First American Prime Obligation Fund, Class Z, 0.27%*^	4,355,164
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,676,469)	4,676,469
	TOTAL INVESTMENTS (Cost $66,533,641) - 107.3%	64,726,863
	Liabilities in Excess of Other Assets - (7.3)%	(4,402,869)
	TOTAL NET ASSETS - 100.0%	$60,323,994

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of June 30, 2016.
(a)	Non-income producing security.
+	All or portion of this security is on loan as of June 30, 2016. Total value of securities out on loan is $4,319,104.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $4,355,164 as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$67,773,806
Gross unrealized appreciation	2,764,011
Gross unrealized depreciation	(5,810,954)
Net unrealized depreciation	$(3,046,943)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at June 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$57,892,456	$-	$-	$57,892,456
Real Estate Investment Trusts	2,157,938	-	-	2,157,938
Short-Term Investments	4,676,469	-	-	4,676,469
Total Investments in Securities	$64,726,863	$-	$-	$64,726,863
^See Schedule of Investments for breakout of investments by industry classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)  /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date  August 18, 0216

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Paul R. Fearday
     Paul R. Fearday, President (principal executive officer)

Date  August 18, 2016

By (Signature and Title)*  /s/ Kristen M. Weitzel
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date  August 18, 2016

* Print the name and title of each signing officer under his or her signature.